Taxes - Schedule of Deferred Tax Assets, Net and Deferred Tax Liabilities (Details) - USD ($)	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Deferred tax assets:
Fixed assets depreciation adjustment	$ 85,190	$ 60,939
Software depreciation adjustment	51,958
Amortization of investment in films and TV series	165,146
Accrued business establishment tax		9,416
Accrued asset retirement obligation	56,735	46,299
Operating lease liabilities	1,555,157	1,439,873
Net operating loss	357,947	396,100
Total deferred tax assets	2,272,133	1,952,627
Valuation allowance	(49,909)	(56,911)
Total deferred tax assets, net of valuation allowance	2,222,224	1,895,716
Net off with deferred tax liabilities	(2,173,157)	(1,889,770)
Deferred tax assets, net	49,067	5,946
Deferred tax liabilities
Advance to game developers	3,782,403	4,710,051
Prepaid royalties and prepaid expenses	1,373,710	1,456,466
Right-of-use assets	1,534,321	1,387,849
Realized contingent gains	1,607,769
Foreign interest	83,115
Total deferred tax liabilities	8,381,318	7,554,366
Net off with deferred tax assets	(2,173,157)	(1,889,770)
Deferred tax liabilities, net	$ 6,208,161	$ 5,664,596